Consolidated balance sheets - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Current assets
Cash and cash equivalents	$ 45,593	$ 37,503
Trade accounts receivable, net of allowance for doubtful accounts of $1,299 at March 31, 2015 and $651 at March 31, 2014	102,269	78,624
Unbilled revenue	34,269	25,879
Work-in-progress	1,449	4,720
Due from related parties (Note 10)	1,121	1,280
VAT and other taxes receivable	2,403	1,755
Deferred tax assets (Note 12)	1,864	1,027
Advances issued	3,467	3,689
Other current assets	2,685	2,295
Total current assets	195,120	156,772
Non-current assets
Deferred tax assets (Note 12)	1,518
Property and equipment, net (Note 4)	34,727	26,445
Intangible assets, net (Note 6)	41,787	21,007
Goodwill (Note 5)	28,556	11,351
Other non-current assets	2,638	2,122
Total non-current assets	109,226	60,925
Total assets	304,346	217,697
Current liabilities
Short-term borrowings (Note 7)	1,333	20,476
Accounts payable	9,007	10,575
Advances received	678	1,754
Accrued liabilities (Note 9)	19,860	15,360
Deferred revenue	9,165	195
Due to related parties (Note 10)	508	144
VAT and other taxes payable	17,382	8,965
Contingent payable for business acquisition, current (Note 2)	8,460	1,489
Contingent payable for software acquisition, current (Note 2)	698	171
Other current liabilities	920	925
Total current liabilities	68,011	60,054
Deferred tax liability, non-current (Note 12)	3,863	2,811
Contingent payable for business acquisition, non-current (Note 2)	12,605	3,320
Contingent payable for software acquisition, non-current (Note 2)	1,359	1,749
Other non current liabilities	384	146
Total liabilities	$ 86,222	$ 68,080
Shareholders' equity
Share capital (80,000,000 shares authorized; 32,851,345 issued and outstanding with no par value as at March 31, 2015, and 80,000,000 shares authorized; 32,758,535 issued and outstanding with no par value as at March 31, 2014) (Note 11)
Additional paid-in capital	$ 89,173	$ 83,390
Retained earnings	130,619	67,470
Accumulated other comprehensive loss	(1,700)	(1,275)
Total shareholders' equity attributable to the Group	218,092	149,585
Non-controlling interest	32	32
Total equity	218,124	149,617
Total liabilities and equity	$ 304,346	$ 217,697